Document and Entity Information	Sep. 29, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Sep. 29, 2026
Entity Central Index Key	0000315700
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VII
Entity Investment Company Type	N-1A